Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 13, 2017	Apr. 18, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 11, 2020	Sep. 03, 2015	Jun. 29, 2010
Class of Stock [Line Items]
Ordinary shares issuance ADSs			1,300,000,000	1,200,000,000
Share price			$ 31.21
Number of shares exercisable			11,870,000
Number of shares available for future awards			52,100,000
Vesting period, description			The vesting period of the outstanding options and RSUs is generally between one to four years from grant date. The vesting period of PSUs is generally three years from grant date. The rights of ordinary shares obtained from the exercise of options, RSUs or PSUs are identical to those of other ordinary shares of the Company. The contractual term of these options is primarily for ten years.
Intrinsic value of options outstanding			$ 42	$ 19
Exercisable			11,870,000	17,713,000	22,703,000
Intrinsic value of options exercised			$ 17	$ 3
Average stock price			$ 19.09	$ 15.97
Unrecognized compensation cost before tax related to RSUs/PSUs			$ 262
Weighted average period			2 years 4 months 24 days
Unrecognized compensation costs related to employee stock options			$ 0
Money Options [Member]
Class of Stock [Line Items]
Exercisable			3,500,000
2010 Long-Term Equity-Based Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares exercisable								70,000,000
2015 Long-Term Equity-Based Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares exercisable	142,000,000	77,000,000					43,700,000
Number of additional shares authorized	65,000,000	33,300,000
2020 Long-Term Equity-Based Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares exercisable						68,000,000